Related Party Transactions (Details) - Schedule of advance received from related franchisees for purchase car deposits - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions (Details) - Schedule of advance received from related franchisees for purchase car deposits [Line Items]
Total, net		$ 83,330
Guangxi Yulin [Member]
Related Party Transactions (Details) - Schedule of advance received from related franchisees for purchase car deposits [Line Items]
Total, net		46,898
Hunan Huaihua [Member]
Related Party Transactions (Details) - Schedule of advance received from related franchisees for purchase car deposits [Line Items]
Total, net		$ 36,432